Financial Instruments - Schedule of Net Foreign Exchange Exposure at End of Year After-tax Earnings Decreased or Increased by Approximately the Following Amounts (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on profit (loss)	$ 429
Foreign exchange exposure sensitivity		$ 2,287
GBP
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on profit (loss)		(303)
USD
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on profit (loss)	$ 429	$ 2,590